Financial risk management - Cash and Cash Equivalents (Details) - Currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 466,544				$ 439,195
In USD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	462,306				435,750
In CHF
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	635	SFr 580			426	SFr 376
In GBP
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,921		£ 2,162		2,861		£ 2,096
In EUR
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 682			€ 601	$ 158			€ 129